SEGMENTED INFORMATION - Schedule of Segment Reporting Information, by Segment (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 15, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segmented information
Revenues		$ 14,977	$ 13,387	$ 12,999
Income from equity investments		1,054	898	1,019
Impairment of equity investment		(3,048)	0	0
Plant operating costs and other		(4,932)	(4,098)	(3,878)
Commodity purchases resold		(534)	(87)	0
Property taxes		(848)	(774)	(727)
Depreciation and amortization		(2,584)	(2,522)	(2,590)
Asset impairment charge and other		(453)	(2,775)	0
Goodwill and asset impairment charges and other		(453)
Net gain/(loss) on sale of assets		0	30	(50)
Segmented Earnings/(Losses)		3,632	4,059	6,773
Interest expense		(2,588)	(2,360)	(2,228)
Allowance for funds used during construction		369	267	349
Foreign exchange gain (loss), net		(185)	10	28
Interest income and other		146	190	185
Income before Income Taxes		1,374	2,166	5,107
Income tax expense		(589)	(120)	(194)
Net Income		785	2,046	4,913
Net income attributable to non-controlling interests		(37)	(91)	(297)
Net Income Attributable to Controlling Interests		748	1,955	4,616
Preferred share dividends		(107)	(140)	(159)
Net Income Attributable to Common Shares		641	1,815	4,457
Capital Spending
Capital expenditures		6,678	5,924	8,013
Capital projects in development		49	0	122
Contributions to equity investments, net of distributions		2,234
Contributions to equity investments		3,433	1,210	765
Capital Spending		8,961	7,134	8,900
Assets		114,348	104,218
Revolving credit facility | Sur de Texas | Line of credit | Joint venture
Capital Spending
Contributions to equity investments, net of distributions	$ 1,200
Intersegment eliminations
Segmented information
Revenues		(144)	(159)	(185)
Corporate
Segmented information
Revenues		(144)	(159)	(185)
Income from equity investments		28	41	86
Impairment of equity investment		0
Plant operating costs and other		124	72	169
Commodity purchases resold		0	0
Property taxes		0	0	0
Depreciation and amortization		0	0	0
Asset impairment charge and other			0
Goodwill and asset impairment charges and other		0
Net gain/(loss) on sale of assets			0	0
Segmented Earnings/(Losses)		8	(46)	70
Capital Spending
Capital expenditures		41	35	58
Capital projects in development		0		0
Contributions to equity investments, net of distributions		0
Contributions to equity investments			0	0
Capital Spending		41	35	58
Assets		3,764	4,203
Canadian Natural Gas Pipelines
Segmented information
Revenues		4,764	4,519	4,469
Canadian Natural Gas Pipelines | Operating segments
Segmented information
Revenues		4,764	4,519	4,469
Income from equity investments		18	12	12
Impairment of equity investment		(3,048)
Plant operating costs and other		(1,679)	(1,567)	(1,631)
Commodity purchases resold		0	0
Property taxes		(297)	(289)	(284)
Depreciation and amortization		(1,198)	(1,226)	(1,273)
Asset impairment charge and other			0
Goodwill and asset impairment charges and other		0
Net gain/(loss) on sale of assets			0	364
Segmented Earnings/(Losses)		(1,440)	1,449	1,657
Capital Spending
Capital expenditures		3,274	2,629	3,503
Capital projects in development		0		0
Contributions to equity investments, net of distributions		1,445
Contributions to equity investments			108	105
Capital Spending		4,719	2,737	3,608
Assets		27,456	25,452
Canadian Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues		0	0	0
U.S. Natural Gas Pipelines
Segmented information
Revenues		5,933	5,233	5,031
U.S. Natural Gas Pipelines | Operating segments
Segmented information
Revenues		6,065	5,378	5,196
Income from equity investments		292	244	264
Impairment of equity investment		0
Plant operating costs and other		(1,856)	(1,393)	(1,485)
Commodity purchases resold		0	0
Property taxes		(426)	(367)	(337)
Depreciation and amortization		(887)	(791)	(801)
Asset impairment charge and other			0
Goodwill and asset impairment charges and other		(571)
Net gain/(loss) on sale of assets			0	0
Segmented Earnings/(Losses)		2,617	3,071	2,837
Capital Spending
Capital expenditures		2,137	2,611	2,785
Capital projects in development		0		0
Contributions to equity investments, net of distributions		0
Contributions to equity investments			209	0
Capital Spending		2,137	2,820	2,785
Assets		50,038	45,502
U.S. Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues		(132)	(145)	(165)
Mexico Natural Gas Pipelines
Segmented information
Revenues		688	605	716
Mexico Natural Gas Pipelines | Operating segments
Segmented information
Revenues		688	605	716
Income from equity investments		122	119	127
Impairment of equity investment		0
Plant operating costs and other		(221)	(55)	(57)
Commodity purchases resold		0	(3)
Property taxes		0	0	0
Depreciation and amortization		(98)	(109)	(117)
Asset impairment charge and other			0
Goodwill and asset impairment charges and other		0
Net gain/(loss) on sale of assets			0	0
Segmented Earnings/(Losses)		491	557	669
Capital Spending
Capital expenditures		1,027	129	173
Capital projects in development		0		0
Contributions to equity investments, net of distributions		0
Contributions to equity investments			0	0
Capital Spending		1,027	129	173
Assets		9,231	7,547
Mexico Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues		0	0	0
Liquids Pipelines
Segmented information
Revenues		2,668	2,306	2,371
Liquids Pipelines | Operating segments
Segmented information
Revenues		2,668	2,306	2,371
Income from equity investments		55	71	75
Impairment of equity investment		0
Plant operating costs and other		(756)	(700)	(654)
Commodity purchases resold		(512)	(84)
Property taxes		(121)	(113)	(101)
Depreciation and amortization		(329)	(318)	(332)
Asset impairment charge and other			(2,775)
Goodwill and asset impairment charges and other		118
Net gain/(loss) on sale of assets			13	0
Segmented Earnings/(Losses)		1,123	(1,600)	1,359
Capital Spending
Capital expenditures		106	488	1,315
Capital projects in development		0		122
Contributions to equity investments, net of distributions		37
Contributions to equity investments			83	5
Capital Spending		143	571	1,442
Assets		15,587	14,951
Liquids Pipelines | Intersegment eliminations
Segmented information
Revenues		0	0	0
Power and Energy Solutions
Segmented information
Revenues		924	724	412
Power and Energy Solutions | Operating segments
Segmented information
Revenues		936	738	432
Income from equity investments		539	411	455
Impairment of equity investment		0
Plant operating costs and other		(544)	(455)	(220)
Commodity purchases resold		(22)	0
Property taxes		(4)	(5)	(5)
Depreciation and amortization		(72)	(78)	(67)
Asset impairment charge and other			0
Goodwill and asset impairment charges and other		0
Net gain/(loss) on sale of assets			17	(414)
Segmented Earnings/(Losses)		833	628	181
Capital Spending
Capital expenditures		93	32	179
Capital projects in development		49		0
Contributions to equity investments, net of distributions		752
Contributions to equity investments			810	655
Capital Spending		894	842	834
Assets		8,272	6,563
Power and Energy Solutions | Intersegment eliminations
Segmented information
Revenues		$ (12)	$ (14)	$ (20)